Statement of comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income
Earnings/(loss) for the year	R 41,672	R 10,532	R (91,917)
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement	(92)	(16,246)	24,123
Effect of translation of foreign operations	7,026	(13,741)	26,720
Effect of cash flow hedges	1,110	1,072	(2,192)
Foreign currency translation reserve on disposal of business reclassified to the income statement	(8,024)	(3,388)	(801)
Tax on items that can be subsequently reclassified to the income statement	(204)	(189)	396
Items that cannot be subsequently reclassified to the income statement	1,616	623	(205)
Remeasurement on post-retirement benefit obligation	2,415	834	(147)
Fair value of investments through other comprehensive income	(54)	(12)	(112)
Tax on items that cannot be subsequently reclassified to the income statement	(745)	(199)	54
Total comprehensive income/(loss) for the year	43,196	(5,091)	(67,999)
Attributable to
Owners of Sasol Limited	40,485	(6,578)	(67,865)
Non-controlling interests in subsidiaries	2,711	1,487	(134)
Total comprehensive income/(loss) for the year	R 43,196	R (5,091)	R (67,999)